Statutory Reserves - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 2,828	$ 3,302	$ 1,506
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 316	67,426	74,549
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 2,512	$ 64,124	$ 73,043